VENERABLE LETTERHEAD

RON J. TANNER
VICE PRESIDENT AND DEPUTY GENERAL COUNSEL
PHONE: (610) 249-2952 | EMAIL: ron.tanner@venerable.com

May 4, 2026

BY EDGARLINK

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Venerable Insurance and Annuity Company and its Separate Account B
Prospectus Title: Architect® Variable Annuity
Post-Effective Amendment No. 56 to Registration Statement on Form N-4
File Nos.: 333-133944 and 811-05626
Rule 497(j) Certification

Ladies and Gentlemen:

On behalf of Venerable Insurance and Annuity Company and its Separate Account B, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically with the Securities and Exchange Commission on April 14, 2026, by EDGARLink to be effective May 1, 2026.

If you have any questions regarding this submission, please call the undersigned at 610-249-2952.

Sincerely,

/s/ Ron J. Tanner
Ron J. Tanner